ORGANIZATION AND NATURE OF OPERATIONS (Details)			1 Months Ended	12 Months Ended
	Apr. 26, 2021	Mar. 09, 2021	Oct. 23, 2018	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Variable Interest Entity, Terms of Arrangements				the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Beijing Bhd Petroleum Technology Co Ltd [Member]
Ownership interest held by parent				51.00%	51.00%
Nanjing Recon Technology Co Ltd [Member]
Ownership interest held by noncontrolling owner				19.00%	19.00%
Beijing Bhd Petroleum Technology Co Ltd [Member]
Paid In Capital | $					$ 200,000
Remaining Paid In Capital				¥ 33,300,000	5,156,512
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital				50,000,000
Paid In Capital				22,935,000	3,551,489
Gan Su BHD Environmental Technology Co., Ltd [Member] | Nanjing Recon Technology Co Ltd [Member]
Percentage of equity interest transferred		3.60%
Qing Hai BHD New Energy Technology Co Ltd [Member]
Capital				¥ 50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			55.00%	75.00%
Paid In Capital				¥ 4,200,000	650,371
Equity Method Investment, Ownership Percentage			10.00%
Individuals [Member]
Remaining Paid In Capital				¥ 12,500,000	$ 1,935,628
Beijing Bhd Petroleum Technology Co Ltd [Member] | Nanjing Recon Technology Co Ltd [Member]
Percentage of equity interest transferred		15.40%
Beijing Bhd Petroleum Technology Co Ltd [Member] | Gan Su BHD Environmental Technology Co., Ltd [Member]
Percentage of equity interest transferred	15.40%